EARNINGS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	515,000,000	515,000,000
Employee stock options and restricted share units (in shares)	1,000,000	2,000,000
Weighted average number of shares outstanding - diluted	516,000,000	517,000,000
Basic (in dollars per share)	$ 4.00	$ 3.58
Diluted (in dollars per share)	$ 3.99	$ 3.57
Antidilutive securities (in shares)	37,715	489,835
Dilutive effect of securities on earnings per share	$ 2,000,000	$ 0